RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details) - Kincheng Bank - CNY (¥)	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Bank deposit	¥ 2,519,337,000		¥ 2,825,298,000		¥ 320,491,000
Interest income	31,996,000	¥ 8,561,000	63,553,000	¥ 11,954,000	29,312,000
Interest receivable			¥ 53,364,000		79,000
Interest receivables	¥ 21,835				¥ 1,244,000